AEF STAT SUP-1 060412
Statutory Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, P and Y shares of the Fund listed below:
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ryan Amerman	Portfolio Manager	2008”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

•	Ryan Amerman, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1996.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
AEF STAT SUP-1 060412

AEF STAT SUP-1-S 060412
Statutory Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:
Invesco Charter Fund
Invesco Summit Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – Invesco Summit Fund – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ryan Amerman	Portfolio Manager	2008”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Summit Fund” in the prospectus:
•	“Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

•	Ryan Amerman, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1996.”
AEF STAT SUP-1-S 060412

AEF STAT SUP-2 060412
Statutory Prospectus Supplement dated June 4, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Capital Development Fund	Invesco Diversified Dividend Fund
Invesco Charter Fund	Invesco Summit Fund
Invesco Constellation Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – Invesco Summit Fund – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Erik Voss	Portfolio Manager (lead)	2012
Ryan Amerman	Portfolio Manager	2008”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Summit Fund” in the prospectus:
•	“Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

•	Ryan Amerman, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 1996.”
AEF STAT SUP-2 060412